Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2011
Related Party Balances and Transactions
Related Party Balances and Transactions

17. Related Party Balances and Transactions

Amounts due from related parties are comprised of the following:

	As of December 31,
	2010	2011
	$	$
Customer and supplier	19,447	—
Other	—	1,500,941

Total amounts due from related parties	19,447	1,500,941

Amounts due to related parties are comprised of the following:

	As of December 31,
	2010	2011
	$	$
Management	787,500	525,000
Customer and supplier	—	654,465
Other	4,367,157	595,821

Total amounts due to related parties	5,154,657	1,775,286

(a) Customer and supplier

Transactions with customers and suppliers who are related parties are as follows:

Revenue recognized by the Group:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.	102,708	7,139	—
CRERAT	—	—	268,380

Selling, general and administrative expenses recorded by the Group:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
CRERAT	—	—	822,249

Balances with customers and suppliers who are related parties are as follows:

Amount due from (to) related parties

	As of December 31,
	2010	2011
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.	19,447	—
CRERAT	—	(654,465)

Shanghai Yueshun Real Estate Development Co., Ltd., is partially owned by Mr. Xin Zhou, the Group’s executive chairman.

CRERAT is a joint venture formed by the Group with “CRERA” and “CREA”, the Group own 51% equity interest of the entity.

(b) Affiliates

Amounts due from (to) affiliates are comprised as the following:

	As of December 31,
	2010	2011
	$	$
E-House China Real Estate Investment Fund I, L.P. (1)	(4,000,000)	—
Shanghai Yueshun Real Estate Development Co., Ltd.(2)	(6,077)	263,026
Shanghai Jin Yue Real Estate Development Co., Ltd. (3)	(361,080)	(379,519)
Shanghai Shangyou Property Management Co. Ltd. (4)	—	1,021,613

(1)

Entity is partially owned by Xin Zhou and Neil Nanpeng Shen, directors of the Company (note (d) below). The amount receivable represents payment made on behalf of E-House China Real Estate Investment Fund I, L.P. In December 2010, the Group received $4 million on behalf of E-House China Real Estate Investment Fund I, L.P., which was unsecured, interest free and had no fixed repayment term. The amount was repaid in January 2011.

(2)	Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(3)	Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(4)	Xin Zhou is legal representative of the entity. As of December 31, 2011, the balance payable was rental prepayment from the entity.

(c) Management

The amount due to management represents consideration paid by management for unvested restricted shares.

(d) Real Estate Investment Fund Management

In January 2008, the Group formed the Fund, which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund’s general partner. The general partner will receive annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Group’s executive chairman, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund. In March 2011, the Group acquired Firmway from the Fund for $12,000,000. (Note 5)

The Group earned $1 million, $1 million and $0.3 million in management fees from the Fund during the years ended December 31, 2009, 2010 and 2011, respectively.

The Group earned $1.3 million and $1.5 million in management fees from Shengyuan Center (Note 4) during the years ended December 31, 2010 and 2011, respectively.

In April 2010, the Group formed E-House Shengquan Equity Investment Center (“Shengquan Center”), which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, Shanghai Yidexin Equity Investment Center, acts as Shengquan Center’s general partner. The general partner receives annual management fee and carried interest on a success basis. Mr. Xin Zhou, the Group’s executive chairman, holds a 2.37% equity interest in the Shengquan Center. The Group earned $0.4 million and $0.6 million in management fees from Shengquan Center during the years ended December 31, 2010 and 2011.